COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 144,705,833	$ 219,392,129
Financial sector	185,277	1,037,729
Current accounts	386,058,910	301,797,540
Special checking accounts	975,718,997	1,593,971,142
Savings accounts	711,833,420	526,572,089
Time deposits and investments accounts	729,192,111	385,860,302
Investment accounts	169,216,650	265,751,612
Others	34,864,079	34,490,429
Interest and Adjustments	21,685,966	44,128,950
Deposits	$ 3,173,461,243	$ 3,373,001,922